Cost Method Investments (Tables)	12 Months Ended
Dec. 31, 2020
Cost And Method Investments Disclosure [Abstract]
Schedule of cost method investments
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	-	45,000,000	6,896,658
8.0% Investment (2 companies in the AR and VR areas)	500,000	1,100,000	168,585
6.0% Investment (1 company in the AR, VR, software and robotic areas)	-	600,000	91,955
5.5% Investment (1 company in the AR, VR and game areas)	-	600,000	91,955
5.0% Investment (21 companies in the AR, VR and digital marketing areas)	2,000,000	50,400,000	7,724,256
4.5% Investment (1 company in the VR medical treatment areas)	-	200,000	30,652
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	1,000,000	8,400,000	1,287,376
3.5% Investment (2 companies in the AR and VR areas)	-	1,200,000	183,911
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	-	3,900,000	597,710
2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	300,000	1,200,000	183,911
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	550,000	1,450,000	222,226
Total	4,350,000	114,050,000	17,479,195